Fair Value Measurements - Fair Value, Concentration of Risk (Details)	Dec. 31, 2024 $ / shares	Mar. 04, 2024 $ / shares
Fair value of common stock
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input		10.59
Derivative liability, measurement input	1.47	10.59
Expected warrant term (years)
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input	1.26	1.25
Volatility of revenue
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.230	0.260
Derivative liability, measurement input	1.200	1.300
Discount rate applicable to revenue
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.070	0.070
Risk-free rate
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.042	0.045
Derivative liability, measurement input	0.042	0.049
Risk premium
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.027	0.025
Cost of debt
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.155	0.155
Credit risk spread
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	0.113	0.110
Equity volatility
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Reverse recapitalization, contingent consideration, liability, measurement input	1.200	1.300
Debt discount
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Derivative liability, measurement input	0.300	0.300